Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2025
Intangible Assets [Abstract]
Schedule of Amortization Expenses are Presented Under Research and Development Expenses	The amortization expenses are presented under research and development expenses.
Intangible Assets

Balance, October 31, 2023	$119,310
Accumulated depreciation	(10,984)
Balance, October 31, 2024	$108,326
Accumulated depreciation	(10,954)
Balance, October 31, 2025	$97,372